Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Other Current Assets

9. Other Current Assets

Prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
	2021	2020
Prepaid expenses	$4,161	$1,636
Contract asset	1,615	450
Other	1,805	975
	$7,581	$3,061

10. Other Current Assets Prepaid expenses and other current assets consist of the following:

	December 31,
	2020	2019
Prepaid expenses	$1,636	$1,403
Other	1,425	1,143
	$3,061	$2,546